Provisions for liabilities - Summary of Provisions Excluding Post-Retirement Benefits (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)
Disclosure Of Other Provisions [Line Items]
Beginning balance	£ 7,115		£ 999
Differences on exchange	(162)		(64)
Provided in respect of the year	(447)		6,314
Transferred to Canada Settlement Payable (Note 25)	(85)
Discounting	115
Utilised during the year	(2,767)		(134)
Ending balance	3,769		7,115
– current	608		3,044
– non-current	3,161		4,071
Provisions for liabilities	3,769		7,115
Restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Beginning balance	65		139
Differences on exchange	2		(5)
Provided in respect of the year	24		(15)
Transferred to Canada Settlement Payable (Note 25)	0
Discounting	0
Utilised during the year	(36)		(54)
Ending balance	55		65
– current	37		33
– non-current	18		32
Provisions for liabilities	55		65
Unused provision reversed, other provisions	29		21
Employee-related benefits
Disclosure Of Other Provisions [Line Items]
Beginning balance	42		42
Differences on exchange	(3)		(2)
Provided in respect of the year	8		15
Transferred to Canada Settlement Payable (Note 25)	0
Discounting	0
Utilised during the year	(12)		(13)
Ending balance	35		42
– current	11		11
– non-current	24		31
Provisions for liabilities	35		42
Unused provision reversed, other provisions	14		12
Fox River
Disclosure Of Other Provisions [Line Items]
Beginning balance	44		44
Differences on exchange	0		0
Provided in respect of the year	0		0
Transferred to Canada Settlement Payable (Note 25)	0
Discounting	0
Utilised during the year	(3)		0
Ending balance	41		44
– current	3		2
– non-current	38		42
Provisions for liabilities	41		44
The Approved Plans in Canada
Disclosure Of Other Provisions [Line Items]
Beginning balance	6,203		0
Differences on exchange	(168)		0
Provided in respect of the year	(708)		6,203
Transferred to Canada Settlement Payable (Note 25)	(85)	$ 156
Discounting	112
Utilised during the year	(2,560)		0
Ending balance	2,794	$ 5,152	6,203
– current	0		2,456	$ 4,423
– non-current	2,794		3,747	$ 6,750
Provisions for liabilities	2,794		6,203
Unused provision reversed, other provisions	919		0
Other provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance	761		774
Differences on exchange	7		(57)
Provided in respect of the year	229		111
Transferred to Canada Settlement Payable (Note 25)	0
Discounting	3
Utilised during the year	(156)		(67)
Ending balance	844		761
– current	557		542
– non-current	287		219
Provisions for liabilities	844		761
Unused provision reversed, other provisions	£ 193		412
Trade and other payables
Disclosure Of Other Provisions [Line Items]
Unused provision reversed, other provisions			£ 270